Taxes - Income tax - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Total Income tax	€ (1,447)	€ (1,309)	€ (1,052)
Current tax	(1,093)	(1,112)	(859)
Deferred tax	(354)	(197)	(193)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(875)	(702)	(564)
Current tax	(559)	(595)	(391)
Deferred tax	(316)	(107)	(173)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(123)	(164)	(55)
Current tax	(84)	(65)	(46)
Deferred tax	(39)	(99)	(9)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(296)	(255)	(256)
Current tax	(294)	(258)	(255)
Deferred tax	(1)	3	(1)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(66)	(66)	(57)
Current tax	(66)	(66)	(57)
Deferred tax	0	0	0
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(86)	(122)	(120)
Current tax	(89)	(128)	(110)
Deferred tax	€ 3	€ 6	€ (10)